Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments [Abstract]
Commitments and Contingencies

10. Commitments and Contingencies

Contingencies

The Company’s operations are subject to a variety of local and state regulations. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state regulations at March 31, 2022 and March 31, 2021, medical cannabis regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties, or restrictions in the future.

On January 6, 2022 (the “Termination Date”), Futureworks LLC (“Futureworks”) notified the Company that it was terminating the Agreement and Plan of Merger (the “Merger Agreement”), dated March 12, 2021, by and between Futureworks, the Company (formerly known as Greenrose Acquisition Corp.) and Futureworks Holdings, Inc., a Delaware corporation and wholly-owned subsidiary of Greenrose (“FW Merger Sub”). Pursuant to the Merger Agreement, Futureworks was expected to be merged with and into FW Merger Sub (the “Futureworks Merger”), with FW Merger Sub surviving the Merger as a wholly owned subsidiary of Greenrose. All related ancillary agreements entered into on March 12, 2021, in connection with the Futureworks Merger and the Purchase Agreement were also terminated on the Termination Date. The material terms and conditions of the Merger Agreement were previously disclosed in the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on March 12, 2021 and are incorporated by reference herein.

Claims and Litigation

Reference made to the Agreement and Plan of Merger dated as of March 12, 2021 between the Company and Futureworks LLC, a Delaware limited liability company, which Futureworks terminated on January 6, 2021, as disclosed in the Company’s Report on Form 8-K dated January 12, 2022 .In a letter dated April 13, 2022, counsel to Futureworks alleged breach of the Futureworks Agreement and Plan of Merger by the Company and threatened legal action if Futureworks’ purported claims are not settled. The Company believes Futureworks alleged claims lack merit. In the event Futureworks commences an action against the Company in connection with the terminated Futureworks Agreement and Plan of Merger, the Company believes it has meritorious defenses and will defend itself vigorously.

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. At March 31, 2022 (Successor) and 2021 (Predecessor), other than described above, there were no further pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s consolidated operations. There are also no proceedings in which any of the Company’s significant shareholders, officers, or affiliates are an adverse party or have a material interest adverse to the Company’s interest.

Leases

The Company manages and operates a facility located at 4301 W. Buckeye, Phoenix, AZ (the “Facility”) to cultivate and manufacture medical marijuana since the inception of True Harvest, expanding cultivation space within the Facility over time. The Facility is under a ten-year lease since 2017 with a ten-year renewal option.

The Company leases the Facility from a third party since its inception in 2015. The Company entered into a new lease agreement for the Facility in 2017 with a lease term of 10 years and has an option to extend the lease term for a period of 10 years. Lease payments are annually escalated over the lease term and the Company recognizes lease expense on a straight-line basis. The Company recognized lease expense or for the period ended March 31, 2022 of $350 thousand, $349 thousand of which was included in inventory. There was no lease expense for the period ended March 31, 2021, as the lease was part of the True Harvest Acquisition which was completed on December 31, 2021.

The Company operates a corporate office at 111 Broadway, Amityville, NY. The office is the Company’s registered office and headquarters. The office paid for on a month-to-month basis, with no restrictions upon exiting the property. As such, there are no commitments as part of the lease and it is not included in the table, below.

Future minimum payments, to third parties, by year and in the aggregate, consisted of the following as of March 31, 2022:

Remainder 2022	$944
2023	1,294
2024	1,332
2025	1,372
2026	1,414
2027	1,207
$7,563

10. Commitments and Contingencies

Contingencies

The Company’s operations are subject to a variety of local and state regulations. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state regulations at December 31, 2021 (Successor) and 2020 (Predecessor), medical cannabis regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties, or restrictions in the future.

Claims and Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. At December 31, 2021 (Successor) and 2020 (Predecessor), there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s consolidated operations. There are also no proceedings in which any of the Company’s significant shareholders, officers, or affiliates are an adverse party or have a material interest adverse to the Company’s interest.

Commitments

The Company does not have significant future annual commitments, other than related to the lease and debt, which are disclosed in Notes 10 and 8, respectively

Leases

The Company manages and operates a facility located at 4301 W. Buckeye, Phoenix, AZ (the “Facility”) to cultivates and manufacture medical marijuana since its inception, expanding cultivation space within the Facility over time. The Facility is under a ten-year lease since 2017 with a ten-year renewal option.

The Company leases the Facility from a third party since its inception in 2015. The Company entered into a new lease agreement for the Facility in 2017 with a lease term of 10 years and has an option to extend the lease term for a period of 10 years. Lease payments are annually escalated over the lease term and the Company recognizes lease expense on a straight-line basis. The Company did not recognize any lease expense or deferred rent as of or for the period ended December 31, 2021, as the lease was part of the True Harvest Acquisition which was completed on December 31, 2021.

The Company operates a corporate office at 111 Broadway, Amityville, NY. The office is the Company’s registered office and headquarters. The office paid for on a month-to-month basis, with no restrictions upon exiting the property. As such, there are no commitments as part of the lease and it is not included in the table, below.

Future minimum payments, to third parties, by year and in the aggregate, consisted of the following as of December 31, 2021:

2021	$613
2022	1,256
2023	1,294
2024	1,332
2025	1,372
2026 and Thereafter	2,621
$8,488